AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 75.3%
Communication Services - 17.3%
Alphabet, Inc., Class C*	125,000	$333,163,750
Bollore SA (France)	97,075,700	560,592,402
Comcast Corp., Class A	1,100,000	61,523,000
Fox Corp., Class A	2,400,000	96,264,000
Fox Corp., Class B	3,100,000	115,072,000
News Corp., Class A	8,900,000	209,417,000
The Walt Disney Co.*	1,150,000	194,545,500

Total Communication Services		1,570,577,652
Consumer Discretionary - 5.7%
Booking Holdings, Inc.*	85,000	201,778,950
Continental AG (Germany)*	840,000	91,189,269
Hyundai Mobis Co., Ltd. (South Korea)	550,000	116,059,973
Macy's, Inc.	3,200,000	72,320,000
Rinnai Corp. (Japan)	180,000	19,762,417
Stanley Electric Co., Ltd. (Japan)	166,668	4,209,736
Vitesco Technologies Group AG (Germany)*	168,000	9,924,743

Total Consumer Discretionary		515,245,088
Consumer Staples - 17.2%
Associated British Foods PLC (United Kingdom)	6,030,571	154,230,135
Beiersdorf AG, ADR (Germany)	4,000,000	87,000,000
The Coca-Cola Co.	3,000,000	157,410,000
Colgate-Palmolive Co.	1,100,000	83,138,000
Hengan International Group Co., Ltd. (China)	6,935,400	36,983,718
Ingredion, Inc.	1,150,000	102,361,500
KT&G Corp. (South Korea)	1,452,810	99,391,782
PepsiCo, Inc.	1,900,000	285,779,000
The Procter & Gamble Co.	1,450,000	202,710,000
Sysco Corp.	3,000,000	235,500,000
Tyson Foods, Inc., Class A	1,460,000	115,252,400

Total Consumer Staples		1,559,756,535
Energy - 4.5%
Canadian Natural Resources, Ltd. (Canada)	9,100,000	332,514,000
Weatherford International PLC*	3,900,000	76,713,000

Total Energy		409,227,000
Financials - 10.4%
The Bank of New York Mellon Corp.	2,300,000	119,232,000
Berkshire Hathaway, Inc., Class B*	340,000	92,799,600
The Charles Schwab Corp.	1,825,000	132,933,000
First Hawaiian, Inc.	1,530,000	44,905,500
FirstCash, Inc.[1]	460,000	40,250,000
The Goldman Sachs Group, Inc.	130,000	49,143,900
	Shares	Value

State Street Corp.	1,900,000	$160,968,000
U.S. Bancorp	2,800,000	166,432,000
Wells Fargo & Co.	3,050,000	141,550,500

Total Financials		948,214,500
Health Care - 3.0%
Anthem, Inc.	300,000	111,840,000
Johnson & Johnson	1,000,000	161,500,000

Total Health Care		273,340,000
Industrials - 8.6%
AMERCO	141,067	91,133,514
Armstrong World Industries, Inc.	735,000	70,170,450
Brenntag SE (Germany)	3,500,000	325,131,371
GrafTech International, Ltd.	2,500,621	25,806,409
L3Harris Technologies, Inc.	355,000	78,185,200
Lockheed Martin Corp.	195,000	67,294,500
MSC Industrial Direct Co., Inc., Class A	530,000	42,500,700
Northrop Grumman Corp.	225,000	81,033,750

Total Industrials		781,255,894
Information Technology - 7.5%
Cisco Systems, Inc.	1,400,000	76,202,000
Cognizant Technology Solutions Corp., Class A	3,086,362	229,038,924
Corning, Inc.	1,100,000	40,139,000
Microsoft Corp.	900,000	253,728,000
Oracle Corp.	1,000,000	87,130,000

Total Information Technology		686,237,924
Materials - 1.1%
Huntsman Corp.	3,500,000	103,565,000

Total Common Stocks (Cost $4,191,797,768)		6,847,419,593

	Principal Amount
Corporate Bonds and Notes - 2.5%
Energy - 0.6%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$51,359,000	48,871,684
Industrials - 1.9%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[1,2]	166,485,000	175,328,683

Total Corporate Bonds and Notes (Cost $226,605,784)		224,200,367

Shares
Preferred Stocks - 7.6%
Consumer Discretionary - 0.7%
Hyundai Motor Co., 4.060% (South Korea)	423,882	34,127,019

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Consumer Discretionary - 0.7% (continued)
Hyundai Motor Co., 4.100% (South Korea)	300,000	$23,906,443

Total Consumer Discretionary		58,033,462
Information Technology - 6.9%
Samsung Electronics Co., Ltd., 2.230% (South Korea)	10,800,000	630,058,049

Total Preferred Stocks (Cost $273,805,881)		688,091,511

Principal Amount
Short-Term Investments - 14.5%
Joint Repurchase Agreements - 0.0%#,3
Citigroup Global Markets, Inc., dated 09/30/21, due 10/01/21, 0.060% total to be received $336,687 (collateralized by various U.S. Treasuries, 0.125% - 2.750%, 06/30/22 - 02/15/28, totaling $343,420)	$336,686	336,686

	Shares	Value
Other Investment Companies - 14.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	604,716,691	$604,716,691
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	712,484,287	712,484,287

Total Other Investment Companies		1,317,200,978

Total Short-Term Investments (Cost $1,317,537,664)		1,317,537,664
Total Investments - 99.9% (Cost $6,009,747,097)		9,077,249,135
Other Assets, less Liabilities - 0.1%		11,324,435
Net Assets - 100.0%		$9,088,573,570

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $1,847,186 or less than 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $224,200,367 or 2.5% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$1,009,985,250	$560,592,402	—	$1,570,577,652
Consumer Staples	1,269,150,900	290,605,635	—	1,559,756,535
Financials	948,214,500	—	—	948,214,500
Industrials	456,124,523	325,131,371	—	781,255,894
Information Technology	686,237,924	—	—	686,237,924
Consumer Discretionary	284,023,693	231,221,395	—	515,245,088
Energy	409,227,000	—	—	409,227,000
Health Care	273,340,000	—	—	273,340,000
Materials	103,565,000	—	—	103,565,000
Corporate Bonds and Notes†	—	224,200,367	—	224,200,367
Preferred Stocks†	—	688,091,511	—	688,091,511
Short-Term Investments
Joint Repurchase Agreements	—	336,686	—	336,686
Other Investment Companies	1,317,200,978	—	—	1,317,200,978
Total Investments in Securities	$6,757,069,768	$2,320,179,367	—	$9,077,249,135

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Bermuda	2.3
Canada	4.3
China	0.5
France	7.2
Germany	6.6
Japan	0.3
South Korea	11.6
United Kingdom	2.0
United States	65.2
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,847,186	$336,686	$1,558,043	$1,894,729
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.375%	10/31/21-05/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.